INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net (loss) income	$ 18,948	$ (5,851)
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Amortization of right-of-use assets	838	612
Depreciation of property and equipment	5,201	4,868
Amortization of intangible assets	617	642
Share-based compensation	995	754
Gain from equity method investments	(133)	(325)
Gain from disposal of long-term investments		(614)
Losses on disposal of property and equipment	56
Net gain on disposal of cryptocurrency assets		(5,804)
Impairment of cryptocurrency assets		3,254
Changes in fair value of derivative instruments	(103)	(275)
Gain from short-term investments	(155)
Gain on disposal of discontinued operations	(18,687)
Changes in fair value of cryptocurrency assets	(1,703)
Changes in operating assets and liabilities:
Accounts receivable	56	(10)
Prepayments and other current assets	151	(3,961)
Cryptocurrency assets	(14,886)	(24,194)
Long-term prepayments and other non-current assets	73
Accounts payable	(1,139)	3,484
Operating lease liabilities	(847)	(664)
Accrued expenses and other current liabilities	(1,510)	11,306
Accrued payroll and welfare payable	(96)	(221)
Income tax payable	(3)	2
Deposits	184	(73)
Net cash used in operating activities	(12,143)	(17,070)
Cash flows from investing activities
Proceeds from the disposal of subsidiaries, net of cash disposed	(372)
Cash received from return of long-term investments	245
Cash received from disposal of cryptocurrency assets	11,472	10,931
Cash received from return of short-term investments		2,360
Proceeds from disposal of long-term investments		2,598
Proceeds from disposal of property and equipment	71
Net cash provided by investing activities	11,416	15,889
Cash flows from financing activities
Proceeds from exercise of warrants	30
Net cash provided by financing activities	30
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(284)	297
Net decrease in cash, cash equivalents and restricted cash	(981)	(884)
Cash, cash equivalents and restricted cash at beginning of the period	3,277	5,574
Cash, cash equivalents and restricted cash at end of the period	2,296	4,690
Supplemental disclosures of cash flow information:
Interest received	1	42
Supplemental disclosures of non-cash investing and financing activities:
Payment of expense and non-current assets in the form of cryptocurrencies		11,872
Loan to a third party in the form of cryptocurrencies		1,250
Deposits received from customers of mining data center in the form of cryptocurrencies	442
Cryptocurrencies collected from short-term investments	2,452
Cryptocurrencies paid to place short-term investments	2,297
Cryptocurrencies collected from derivative contracts	4,335
Cryptocurrencies paid to place derivative contracts	5,363
Property, plant and equipment transferred from long-term prepayment	$ 55	$ 5,702